Employee Benefit Plans - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under the plan			24,495,720
Shares available for future grant			369,980
Vesting terms			25.0% vesting upon the one-year anniversary of the grant and the remaining 75.0% vesting monthly over the following three years
Incentive and non-qualified stock options and restricted stock, vesting period			4 years
Incentive and non-qualified stock options, expiration period			10 years
Stock-based compensation expense related to stock options and restricted stock	$ 1,819,000	$ 210,000	$ 689,000	$ 305,000
Non-employee stock option awards granted	0		0
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Stock option, granted	1,483,328		766,297	547,557
Weighted-average fair value of options granted	$ 7.57		$ 1.83	$ 0.48
Grant date fair value of options vested			600,000	300,000
Unrecognized compensation expense related to stock options	10,400,000		1,200,000
Expected weighted average period for recognition of compensation cost	2 years 9 months 18 days		2 years 9 months 18 days
Number of Shares, Granted	0		33,333	0
Weighted Average Grant Date Fair Value per Share, Granted			$ 0.60
Intrinsic value of restricted stock vested during period			100,000	100,000
Contribution to 401 (k) plan	$ 0
Equity Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under the plan			4,407,306
Vesting Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive and non-qualified stock options and restricted stock, vesting percentage			25.00%
Vesting Remaining Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive and non-qualified stock options and restricted stock, vesting percentage			75.00%